PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Office and electronic equipment	7,758,859	11,200,226
Leasehold improvements	8,155,554	11,040,082
Property and Equipment	15,914,413	22,240,308
Accumulated depreciation	(7,972,327)	(10,794,760)
Property and Equipment, net	7,942,086	11,445,548

Depreciation expenses on property and equipment were allocated to the following expense items:

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cost of revenues	591,391	525,956	821,401
Selling and marketing expenses	881,679	997,224	1,511,562
Technology and development expenses	713,799	845,318	1,176,602
General and administrative expenses	241,865	251,184	393,071
Total depreciation expenses	2,428,734	2,619,682	3,902,636